Filed Pursuant to Rule 497(e)
Registration Statement Nos.
333-145064

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (5)

dated March 18, 2020 to the:

Intelligent Variable Annuity® Prospectus

dated May 1, 2020, as supplemented May 5, 2020, December 15, 2020, January 5, 2021 and March 4, 2021

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

MATSON MONEY US EQUITY PORTFOLIO

MATSON MONEY INTERNATIONAL EQUITY PORTFOLIO

On page 5 of the Intelligent Variable Annuity prospectus, the Annual Portfolio Operating Expenses table has changed as follows to reflect changes in the expenses for these 2 Matson portfolios effective March 15, 2021.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Matson Money US Equity Portfolio[1]	0.50%	0.00%	0.26%	0.29%	1.05%	0.00%	1.05%
Matson Money International Equity Portfolio[1]	0.50%	0.00%	0.33%	0.39%	1.22%	0.00%	1.22%

[1]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.

For more information about these changes and about the portfolios in general, refer to the Matson Fund Prospectus.

A41045 03/21